NOTES RECEIVABLE AND OTHER RECEIVABLES (Details Textual) ¥ in Millions	12 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 19, 2017 USD ($)	Sep. 19, 2017 CNY (¥)
Notes, Loans and Financing Receivable, Net, Current			$ 414,352		$ 214,999
Other Receivables, Net, Current			2,624,022		1,514,545
Payments to Fund Long-term Loans to Related Parties	$ 1,520,000	¥ 10.5
Other Receivables		10.5	640,000	¥ 4.4	1,100,000	¥ 7.4
Raozhou Dianli Ltd [Member]
Payments to Fund Long-term Loans to Related Parties | ¥		9.0
Pledged Assets Separately Reported, Real Estate Pledged as Collateral, at Fair Value							$ 21,500,000	¥ 143.1
Xianjin Cao [Member]
Payments to Fund Long-term Loans to Related Parties | ¥		¥ 1.5
Trade Accounts Receivable [Member]
Other Receivables, Net, Current			$ 640,000		$ 1,100,000